Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Changes in benefit obligations and plan assets [Table Text Block]
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,187	$1,319	$186	$206
Service cost	45	50	1	1
Interest cost	50	46	8	7
Plan participants’ contributions	—	—	2	2
Benefits paid	(111)	(35)	(12)	(13)
Net actuarial loss (gain)	69	(90)	30	(17)
Settlements	(3)	(103)	—	—
Net increase (decrease) in benefit obligation	50	(132)	29	(20)
Benefit obligation at end of year	1,237	1,187	215	186
Change in plan assets:
Fair value of plan assets at beginning of year	1,132	1,227	214	227
Actual return on plan assets	218	(45)	38	(7)
Employer contributions	63	88	5	5
Plan participants’ contributions	—	—	2	2
Benefits paid	(111)	(35)	(12)	(13)
Settlements	(3)	(103)	—	—
Net increase (decrease) in fair value of plan assets	167	(95)	33	(13)
Fair value of plan assets at end of year	1,299	1,132	247	214
Funded status — overfunded (underfunded)	$62	$(55)	$32	$28
Accumulated benefit obligation	$1,221	$1,171

Overfunded (underfunded) status of our pension plans and other postretirement benefit plans [Table Text Block]
The overfunded (underfunded) status of our pension plans and other postretirement benefit plan presented in the previous table are recognized in the Consolidated Balance Sheet within the following accounts:

	December 31,
	2019	2018
	(Millions)
Overfunded (underfunded) pension plans:
Noncurrent assets	$92	$—
Current liabilities	(3)	(2)
Noncurrent liabilities	(27)	(53)

Overfunded (underfunded) other postretirement benefit plan:
Noncurrent assets	38	34
Current liabilities	(6)	(6)

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets [Table Text Block]
The following table summarizes information for pension plans with obligations in excess of plan assets.

	December 31,
	2019	2018
	(Millions)
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$29	$1,187
Fair value of plan assets	—	1,132

Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	26	367
Fair value of plan assets	—	326

Pre-tax amounts not yet recognized in net periodic benefit cost (credit)[Table Text Block]
Pre-tax amounts not yet recognized in Net periodic benefit cost (credit) at December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Net actuarial loss	$(243)	$(347)	$(21)	$(12)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Net actuarial gain	N/A	N/A	$11	$4

Schedule of Net Benefit Cost (Credit) [Table Text Block]
Net periodic benefit cost (credit) for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
	(Millions)
Components of net periodic benefit cost (credit):
Service cost	$45	$50	$50	$1	$1	$1
Interest cost	50	46	59	8	7	8
Expected return on plan assets	(61)	(63)	(82)	(10)	(11)	(11)
Amortization of prior service credit	—	—	—	—	(2)	(13)
Amortization of net actuarial loss	15	23	27	—	—	—
Net actuarial loss from settlements	1	23	71	—	—	—
Reclassification to regulatory liability	—	—	—	1	2	3
Net periodic benefit cost (credit)	$50	$79	$125	$—	$(3)	$(12)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
	(Millions)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	$88	$(18)	$62	$(9)	$9	$(3)
Amortization of prior service credit	—	—	—	—	—	(5)
Amortization of net actuarial loss	15	23	27	—	—	—
Net actuarial loss from settlements	1	23	71	—	—	—
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$104	$28	$160	$(9)	$9	$(8)

Schedule of Regulatory Assets / Liabilities [Table Text Block]
Other changes in plan assets and benefit obligations for our other postretirement benefit plan associated with Transco and Northwest Pipeline are recognized in regulatory assets and liabilities. Amounts recognized in regulatory assets and liabilities for the years ended December 31 consist of the following:

	2019	2018	2017
	(Millions)
Other changes in plan assets and benefit obligations recognized in regulatory (assets) and liabilities:
Net actuarial gain (loss)	$7	$(10)	$6
Amortization of prior service credit	—	(2)	(8)

Defined Benefit Plan, Assumptions [Table Text Block]
The weighted-average assumptions utilized to determine benefit obligations as of December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
Discount rate	3.19%	4.34%	3.27%	4.39%
Rate of compensation increase	3.68	4.83	N/A	N/A
Cash balance interest crediting rate	3.50	4.25	N/A	N/A
The weighted-average assumptions utilized to determine Net periodic benefit cost (credit) for the years ended December 31 are as follows:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
Discount rate	4.33%	3.67%	4.17%	4.39%	3.71%	4.27%
Expected long-term rate of return on plan assets	5.26	5.34	6.45	5.01	4.95	5.53
Rate of compensation increase	4.83	4.93	4.87	N/A	N/A	N/A
Cash balance interest crediting rate	4.25	4.25	4.25	N/A	N/A	N/A

Fair values of plan assets [Table Text Block]
The fair values of our pension plan assets at December 31, 2019 and 2018 by asset class are as follows:

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$11	$—	$—	$11
Equity securities	41	22	—	63
Fixed income securities (1):
U.S. Treasury securities	62	—	—	62
Governments and municipal bonds	—	35	—	35
Mortgage and asset-backed securities	—	11	—	11
Corporate bonds	—	360	—	360
Other	5	4	—	9
	$119	$432	$—	551
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				133
Equities — Global large and mid cap				100
Equities — International emerging markets				26
Fixed income — U.S. long and intermediate duration				380
Fixed income — Corporate bonds				109
Total assets at fair value at December 31, 2019				$1,299

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$10	$—	$—	$10
Equity securities	52	—	—	52
Fixed income securities (1):
U.S. Treasury securities	157	—	—	157
Government and municipal bonds	—	21	—	21
Mortgage and asset-backed securities	—	48	—	48
Corporate bonds	—	210	—	210
Insurance company investment contracts and other	—	6	—	6
	$219	$285	$—	504
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				123
Equities — International small cap				8
Equities — International emerging markets				19
Equities — International developed markets				51
Fixed income — U.S. long duration				335
Fixed income — Corporate bonds				92
Total assets at fair value at December 31, 2018				$1,132
The fair values of our other postretirement benefits plan assets at December 31, 2019 and 2018 by asset class are as follows:

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities	35	9	—	44
Fixed income securities (1):
U.S. Treasury securities	8	—	—	8
Governments and municipal bonds	—	4	—	4
Mortgage and asset-backed securities	—	1	—	1
Corporate bonds	—	43	—	43
Mutual fund — Municipal bonds	46	—	—	46
	$100	$57	$—	157
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				16
Equities — Global large and mid cap				12
Equities — International emerging markets				3
Fixed income — U.S. long and intermediate duration				46
Fixed income — Corporate bonds				13
Total assets at fair value at December 31, 2019				$247

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities	29	5	—	34
Fixed income securities (1):
U.S. Treasury securities	19	—	—	19
Government and municipal bonds	—	2	—	2
Mortgage and asset-backed securities	—	6	—	6
Corporate bonds	—	25	—	25
Mutual fund — Municipal bonds	43	—	—	43
	$102	$38	$—	140
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				14
Equities — International small cap				1
Equities — International emerging markets				2
Equities — International developed markets				6
Fixed income — U.S. long duration				40
Fixed income — Corporate bonds				11
Total assets at fair value at December 31, 2018				$214
____________

(1)	The weighted-average credit quality rating of the fixed income security portfolio is investment grade with a weighted-average duration of approximately 14 years for 2019 and 13 years for 2018.

(2)
The stated intents of the funds vary based on each commingled fund’s investment objective. These objectives generally include strategies to replicate or outperform various market indices. Certain standard withdrawal restrictions generally apply, which may include redemption notification period restrictions ranging from 1 day to 30 days. Additionally, the fund managers retain the right to restrict withdrawals from and/or purchases into the funds so as not to disadvantage other investors in the funds. Generally, the funds also reserve the right to make all or a portion of the redemption in-kind rather than in cash or a combination of cash and in-kind.

Expected benefit payments [Table Text Block]
Following are the expected benefits to be paid by the plans. These estimates are based on the same assumptions previously discussed and reflect future service as appropriate. The actuarial assumptions are based on long-term expectations and include, but are not limited to, assumptions as to average expected retirement age and form of benefit payment. Actual benefit payments could differ significantly from expected benefit payments if near-term participant behaviors differ significantly from the actuarial assumptions.

	Pension Benefits	Other Postretirement Benefits
	(Millions)
2020	$100	$14
2021	99	14
2022	97	14
2023	93	14
2024	90	14
2025-2029	433	62